INCOME TAX (Details Textual) $ / shares in Units, ¥ in Thousands, MOP in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2011	Jan. 31, 2008	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 CNY (¥)	Jun. 30, 2015 MOP	Jun. 30, 2014 USD ($) $ / shares	Jun. 30, 2013 USD ($)	Jun. 30, 2013 $ / shares	Dec. 31, 2011 USD ($)	Dec. 31, 2008	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
Income Tax Disclosure [Line Items]
Income Tax Reconciliation Deductions Qualified Production Activities (in dollars)			$ 10,167			$ 5,027	$ 5,994
Undistributed Earnings of Foreign Subsidiaries (in dollars)			355,454			$ 276,586					¥ 2,320,060	¥ 1,836,127
Withholding tax rate profits of subsidiaries earned										10.00%
Withholding Tax On Capital Gain			3,271
Distributed Earnings			$ 32,714	¥ 200,000
Profits arising from subsidiary with an Maximum exemption | MOP					MOP 300
Net Income Per Share Basic [Member]
Income Tax Disclosure [Line Items]
Impact Of Tax Holidays and Concessions On Earnings Per Share (in dollars per share) | $ / shares			$ 0.17			$ 0.09		$ 0.11
Net Income Per Share Diluted [Member]
Income Tax Disclosure [Line Items]
Impact Of Tax Holidays and Concessions On Earnings Per Share (in dollars per share) | $ / shares			$ 0.17			$ 0.09		$ 0.11
Singapore [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			17.00%	17.00%	17.00%
Malaysia [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			25.00%	25.00%	25.00%
Hong kong [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			16.50%	16.50%	16.50%
Macau [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			12.00%	12.00%	12.00%
India [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			30.00%	30.00%	30.00%
Italy [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			27.50%	27.50%	27.50%
Italy [Member] | Regional Production Tax [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			3.90%	3.90%	3.90%
Beijing S&T [Member]
Income Tax Disclosure [Line Items]
Income Tax Reconciliation Deductions Qualified Production Activities (in dollars)									$ 1,634
HollyCon Italy [Member]
Income Tax Disclosure [Line Items]
Equity Method Investment, Ownership Percentage			99.00%								99.00%
People Republic Of China Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Income Tax Reconciliation Deductions Qualified Production Activities (in dollars)			$ 12,453			$ 5,027	5,994
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			25.00%	25.00%	25.00%					25.00%
Withholding Tax On Capital Gain			$ 6,028			$ 1,381	$ 1,248
Hangzhou Hollysys Automation Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential									15.00%
Commencing period 2	3 years
Beijing Hollysys Company Ltd [Member]
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			15.00%	15.00%	15.00%				10.00%
Commencing period 1		3 years
EIT tax rate paid									15.00%